Structured entities	12 Months Ended
Dec. 31, 2022
Structured entities
Structured entities

23 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees.

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred, or the credit risk is transferred via a derivative or financial guarantee to a SE which then issues liabilities to third party investors.

NatWest Group’s involvement in client securitisations takes a number of forms. It may provide secured finance to, or purchase asset-backed notes from, client sponsored SEs secured on assets transferred by the client entity; purchase asset backed securities issued by client sponsored SEs in the primary or secondary markets; or provide liquidity facilities to client sponsored SEs. In addition, NatWest Group arranges or acts as lead manager or placement agent in client primary markets securitisations. NatWest Group provides portfolio structured derivative hedging solutions to clients. NatWest Group undertakes own-asset securitisations to transfer the credit risk on portfolios of financial assets.

Other credit risk transfer securitisations

NatWest Group transfers credit risk on originated loans and mortgages without the transfer of assets to a SE. As part of this, NatWest Group enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2022, debt securities in issue by such SEs (and held by third parties) were £859 million (2021 - £867 million). The associated loans and mortgages at 31 December 2022 were £4,361 million (2021 - £7,137 million). At 31 December, ECL in relation to non-defaulted assets was reduced by £20 million (2021 - £28 million) as a result of financial guarantee contracts with consolidated SEs.

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. NatWest Group retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by NatWest Group and the related covered bonds included within other financial liabilities. At 31 December 2022, £8,156 million (2021 - £8,965 million) of loans to customers provided security for debt securities in issue and other borrowing of £4,132 million (2021 - £3,512 million).

Lending of own issued securities

NatWest Group has issued, retained, and lent debt securities under securities lending arrangements. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on maturity of the transaction. NatWest Group retains all of the risks and rewards of own issued liabilities lent under such arrangements and does not recognise them. At 31 December 2022, £2,419 million (2021 - £1,494 million) of secured own issued liabilities have been retained and lent under securities lending arrangements. At 31 December 2022, £2,244 million (2021 - £1,564 million) of loans and other debt instruments provided security for secured own issued liabilities that have been retained and lent under securities lending arrangements.

Unconsolidated structured entities

NatWest Group's interest in unconsolidated structured entities is analysed below.

	2022			2021
	Asset			Asset
	backed	Investment		backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	others	Total	vehicles	others	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	616	137	753	490	117	607
Derivative assets	343	—	343	251	18	269
Derivative liabilities	(388)	(22)	(410)	(170)	(1)	(171)
Total	571	115	686	571	134	705

Non trading assets
Loans to customers	2,431	648	3,079	1,692	361	2,053
Other financial assets	6,334	849	7,183	3,645	379	4,024
Total	8,765	1,497	10,262	5,337	740	6,077

Liquidity facilities/loan commitments	1,723	320	2,043	1,403	135	1,538
Guarantees	—	107	107	—	—	—
Maximum exposure	11,059	2,039	13,098	7,311	1,009	8,320